Offerings - Offering: 1	Jul. 31, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 267,231,931.72
Fee Rate	0.01381%
Amount of Registration Fee	$ 36,904.73
Offering Note

(1)
In accordance with Rule 457(f) under the Securities Act of 1933, as amended, the proposed maximum aggregate value of the transaction estimated solely for the purposes of calculating the filing fee was calculated, as of July 22, 2026, based on the market value of shares of common stock of Chicago Atlantic Real Estate Finance, Inc. (“REFI”) using the average of the high and low price of the REFI common stock on July 22, 2026, as reported on the Nasdaq Global Market and 26,020,636 shares of REFI common stock outstanding as of July 22, 2026.

(2)
In accordance with Rule 457(o) under the Securities Act, the filing fee was determined as the product of the maximum aggregate value of the transation as calculated in note (1) above multiplied by the filing fee rate of $138.10 per million dollars.